RELATED PARTY TRANSACTIONS (FY) (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Aug. 14, 2020	Feb. 06, 2020	Jan. 10, 2020	Sep. 30, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Aug. 24, 2020
Related Party Transaction [Line Items]
Aggregate purchase price						$ 25,000			$ 25,000
General and administrative services expense per month		$ 15,000
Related party transaction Converted notes Price per share upon consummation of a Business Combination							$ 10.00		$ 10.00
Unsecured promissory note
Related Party Transaction [Line Items]
Borrowings principal amount				$ 300,000
Due to related parties										$ 140,671
Maximum
Related Party Transaction [Line Items]
Related party transaction Converted notes upon consummation of a Business Combination							$ 1,000,000.0		$ 1,000,000
Sponsor
Related Party Transaction [Line Items]
Number of shares issued			5,750,000
Share dividend			0.15
Aggregate number of shares owned			5,750,000
Shares subject to forfeiture										750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	22.03%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Sponsor | Maximum
Related Party Transaction [Line Items]
Shares subject to forfeiture				750,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued				5,000,000
Aggregate purchase price				$ 25,000
Accounts Payable and Accrued Liabilities
Related Party Transaction [Line Items]
Fees for administrative support					$ 45,000		$ 135,000	$ 30,000	$ 66,774
Founder share [Member] | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days